Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Schedule other current assets are comprised
	March 31, 2022 $	December 31, 2021 $
Deposits	57	53
Salary deposit	64	65
Value added tax (“VAT”) receivable	26	507
Net other current assets	147	625

	December 31,
	2021 $	2020 $
Deposits	53	68
Grant receivable	—	50
Salary deposit	65	51
Value added tax (“VAT”) receivable	507	166
	625	335